Equity - Dividends (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Equity.
Interim dividend per share	€ 0.30	€ 0.30		€ 0.40	€ 0.30
Interim dividend	€ 797	€ 797		€ 1,064	€ 796
Dividend paid per share, balance for prior year	€ 0.40	€ 0.50		€ 0.20	€ 0.40
Dividends paid, relating to prior year	€ 1,063	€ 1,330		€ 532	€ 1,061
Dividends recognised as distributions to owners of parent	1,861	2,127		€ 1,595	€ 1,857
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	€ (10)	€ (398)	[1]

[1]	Including the partial buy-out of minority interests in Orange Belgium and the buy-out of minority interests in Orange Bank (see Note 3.2).